Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable [Abstract]
Bad debt expense for doubtful accounts receivables	$ 524,426	$ 13,538	$ 0